Financial - risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)
2021
Exchange rate	10%	56,122
Exchange rate	(10)%	(56,122)

2020
Exchange rate	10%	7,591
Exchange rate	(10)%	(7,083)

2019
Exchange rate	10%	4,053
Exchange rate	(10)%	(3,545)

Schedule of interest rates risk

A table showing the effect in profit or loss of the variations of interest rates:

		Effect on profit
	Increase/decrease of	(loss) before
	LIBOR	income tax
	(percentage rates)	US$(000)
2021
Interest rate	10%	(1,414)
Interest rate	(10)%	1,414

2020
Interest rate	10%	(81)
Interest rate	(10)%	81

2019
Interest rate	10%	(306)
Interest rate	(10)%	306

Schedule of information about the credit risk exposure

Set out below is the information about the credit risk exposure on the Group's trade and other receivables:

		Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2021 -
Trade receivables	149,394	—	—	22,276	171,670
Other receivables	726,870	—	—	8,621	735,491
	876,264	—	—	30,897	907,161
Expected credit loss rate Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(30,897)	(30,897)

As of December 31, 2020 -
Trade receivables	159,840	—	—	22,128	181,968
Other receivables	172,116	—	1,221	9,717	183,054
	331,956	—	1,221	31,845	365,022
Expected credit loss rate Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(31,845)	(31,845)

Schedule of financial liabilities by remaining maturity

An analysis of the Group’s financial liabilities classified according to their aging is presented below, based on undiscounted contractual payments:

	Less than	Between 1	Between 2	More than 5
	1 year	and 2 years	and 5 years	years	Total
	(2022)	(2023)	(2024 to 2026)	(since 2027)
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2021-
Bank loans – capital	50,000	—	—	—	50,000
Bank loans – interest	820	—	—	—	820
Trade and other payables	248,033	—	—	—	248,033
Financial obligation – capital	175,620	106,784	774,102	—	1,056,506
Financial obligation – interest	43,313	40,803	99,634	—	183,750
Lease – capital	3,906	1,822	51	—	5,779
Lease – interest	74	95	—	—	169
Hedge derivative financial instruments	6,976	—	—	—	6,976
Contingent consideration liability	—	—	7,032	33,702	40,734

Total	528,742	149,504	880,819	33,702	1,592,767

As of December 31, 2020 -
Bank loans – capital	65,793	—	—	—	65,793
Bank loans – interest	1,156	—	—	—	1,156
Trade and other payables	186,778	—	—	—	186,778
Financial obligation – capital	21,587	175,932	324,815	6,071	528,405
Financial obligation – interest	14,868	13,289	14,911	203	43,271
Lease – capital	3,609	2,010	2,220	—	7,839
Lease – interest	74	143	145	—	362
Hedge derivative financial instruments	15,804	2,635	—	—	18,439
Contingent consideration liability	—	—	9,924	36,746	46,670

Total	309,669	194,009	352,015	43,020	898,713

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

	Carrying amount		Fair value
	2021	2020	2021	2020
	US$(000)	US$(000)	US$(000)	US$(000)

Financial assets:
Trade and other receivables, net	37,105	27,658	37,105	27,658
Restricted cash	48,752	48,752	48,752	49,042
Financial assets at fair value	81	21,676	81	21,676

	85,938	98,086	85,938	98,376

	Carrying amount		Fair value
	2021	2020	2021	2020
	US$(000)	US$(000)	US$(000)	US$(000)

Financial liabilities:
Trade and other payables	86,659	68,645	86,659	68,645
Debt instrument	47,080	45,423	47,080	47,479

	133,739	114,068	133,739	116,124

Schedule of information about the credit risk exposure

Set out below is the information about the credit risk exposure on the Company’s trade and other receivables:

	Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2021
Trade receivables		6,647	4,010	5,232	15,889
Expected credit loss rate	—%	—%	—%	35.86%	9.65%
Expected credit loss	—	—	—	(1,384)	(1,384)
Total	—	6,647	4,010	3,848	14,505

As of December 31, 2020
Trade receivables	—	21,274	2,797	4,971	29,042
Expected credit loss rate	—%	—%	—%	27.84%	4.77%
Expected credit loss	—	—	—	(1,384)	(1,384)
Total	—	21,274	2,797	3,587	27,658

Schedule of current financial liabilities

The following table represents the analysis of the Company’s financial liabilities, considering the remaining period to reach such maturity as of the consolidated statement of financial position date (see notes 13 and 14):

	2021
		Between 1 to 2	Between 2 to 5
	Less than 1 year	years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)

Trade accounts payable – domestic suppliers	60,980	—	—	60,980
Debt instruments	—	—	47,080	47,080
Trade accounts payable - Related parties	12,317	—	—	12,317
Lease liabilities	115	—	—	115

	73,412	—	47,080	120,492

	2020
		Between 1 to 2	Between 2 to 5
	Less than 1 year	years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)

Trade accounts payable – domestic suppliers	44,977	—	—	44,977
Debt instruments	—	—	45,423	45,423
Trade accounts payable - Related parties	12,374	—	—	12,374
Lease liabilities	290	40	—	330

	57,641	40	45,423	103,104

Schedule of financial position of the Company

	2021	2020
	US$(000)	US$(000)

Debt and accounts payable	198,442	226,333
Leases	115	330
Less: cash and short-term deposits	(692,849)	(870,929)

Net debt	(494,292)	(644,266)

Total liquidity	692,849	870,929

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

Effect on profit
before income tax
US$(000)

December 31, 2021
10% increase in future copper prices	140,420
10% decrease in future copper prices	(140,420)

December 31, 2020
10% increase in future copper prices	112,080
10% decrease in future copper prices	(112,080)

December 31, 2019
10% increase in future copper prices	99,219
10% decrease in future copper prices	(99,219)

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)

2021
Exchange rate	5%	(7,782)
Exchange rate	(5)%	7,782

2020
Exchange rate	5%	20,656
Exchange rate	(5)%	(20,656)